Document and Entity Information	Aug. 25, 2021
Document And Entity Information [Line Items]
Document Type	8-K/A
Document Period End Date	Aug. 25, 2021
Entity Registrant Name	eFFECTOR Therapeutics, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39866
Entity Tax Identification Number	85-3306396
Entity Address, Address Line One	11120 Roselle Street
Entity Address, Address Line Two	Suite A
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92121
City Area Code	858
Local Phone Number	925-8215
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	On August 31, 2021, eFFECTOR Therapeutics, Inc. (the “Company”) filed a Current Report on Form 8-K (the “Original Report”) to report the closing of the Business Combination and related matters under Items 1.01, 2.01, 3.02, 3.03, 5.01, 5.02, 5.06, 7.01 and 9.01 of Form 8-K. Due to the large number of events to be reported under the specified items of Form 8-K, this Form 8-K/A is being filed to amend the Original Report to include additional matters related to the closing of the Business Combination under Items 4.01, 5.03, 5.05 and 8.01 of Form 8-K (as amended, this “Report”). Capitalized terms used herein but not defined herein have the meanings given to such terms in the Original Report.
Current Fiscal Year End Date	--12-31
Amendment Flag	true
Entity Central Index Key	0001828522
Common stock, $0.0001 par value per share [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Common stock, $0.0001 par value per share
Trading Symbol	EFTR
Security Exchange Name	NASDAQ
Warrant [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Warrants to purchase common stock
Trading Symbol	EFTRW
Security Exchange Name	NASDAQ